Details to the consolidated statements of cash flows	6 Months Ended
Jun. 30, 2021
Disclosure of details to the consolidated statements of cash flows [abstract]
Details to the consolidated statements of cash flows
6. Details to the consolidated statements of cash flows
6.1. Reversal of non-cash items and other adjustments
(USD millions)	Q2 2021	Q2 2020

Depreciation, amortization and impairments on:
Property, plant and equipment	299	319

Right-of-use assets	80	78

Intangible assets	1 065	1 306

Financial assets [1]	59	-166

Change in provisions and other non-current liabilities	139	118

(Gains)/losses on disposal and other adjustments on property, plant and equipment; intangible assets; financial assets; and other non-current assets, net	-511	6

Equity-settled compensation expense	185	199

Income from associated companies	-239	-183

Taxes	611	421

Net financial expense	212	247

Total	1 900	2 345

[1] Includes fair value adjustments
(USD millions)	H1 2021	H1 2020

Depreciation, amortization and impairments on:
Property, plant and equipment	733	700

Right-of-use assets	160	154

Intangible assets	2 248	2 259

Financial assets [1]	-42	-127

Change in provisions and other non-current liabilities	416	838

Gains on disposal and other adjustments on property, plant and equipment; intangible assets; financial assets; and other non-current assets, net	-557	-55

Equity-settled compensation expense	368	377

Income from associated companies	-495	-306

Taxes	1 002	869

Net financial expense	433	493

Total	4 266	5 202

[1] Includes fair value adjustments
6.2. Total amount of taxes paid
During the first half of 2021, the total amount of taxes paid was USD 1 144 million (Q2 2021: USD 409 million), which was included within “Net cash flows from operating activities.”
During the first half of 2020, the total amount of taxes paid was USD 987 million (Q2 2020: USD 391 million), of which USD 899 million (Q2 2020: USD 303 million) was included within “Net cash flows from operating activities,” and USD 88 million (Q2 2020: USD 88 million) was included within “Net cash flows used in investing activities from discontinued operations.”
6.3. Cash flows arising from acquisitions and divestments of businesses, net
The following table is a summary of the cash flow impact of acquisitions and divestments of businesses. The most significant transactions are described in Note 3.
(USD millions)	Q2 2021	Q2 2020	H1 2021	H1 2020

Net assets recognized as a result of acquisitions of businesses	0	-32	-229	-10 030

Fair value of previously held equity interests			20

Contingent consideration payable, net		17	0	77

Payments, deferred consideration and other adjustments, net		13	-2	65

Cash flows used for acquisitions of businesses	0	-2	-211	-9 888

Cash flows from/used for divestments of businesses, net [1]	0	2	2	-13

Cash flows used for acquisitions and divestments of businesses, net	0	0	-209	-9 901

[1] The USD 2 million in the first half of 2021, (Q2 2021: USD nil) and the USD 2 million in the first half of 2020 (Q2 2020: USD 2 million), represented the net cash inflows from divestments in previous years.

During the first half of 2020, USD 13 million included USD 15 million net cash outflows from divestments in previous years and a prepaid sales price of USD 2 million for a business divestment.
Notes 3 and 7 provide further information regarding acquisitions and divestments of businesses. All acquisitions were for cash.
6.4. Cash flows from discontinued operations, net
Net cash flows used in investing activities from discontinued operations
Net cash flows used in investing activities from discontinued operations included cash outflows for transaction-related expenditures attributable to both, the series of portfolio transformation transactions completed in 2015 and to the distribution (spin-off) of the Alcon business to Novartis AG shareholders completed in 2019.
Net cash flows used in financing activities from discontinued operations
Net cash outflows used in financing activities from discontinued operations was for transaction cost payments directly attributable to the distribution (spin-off) of the Alcon business to Novartis AG shareholders, which was completed in 2019.